ACCOUNTS RECEIVABLE, RELATED PARTY	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, RELATED PARTY

NOTE 7. ACCOUNTS RECEIVABLE, RELATED PARTY

Accounts Receivable due from Related Party as of December 31, 2022 consists solely of amounts earned by the Company not yet paid resulting from the Company’s license agreement with KCL Therapeutics (See Note 6).

NOTE 7. ACCOUNTS RECEIVABLE, RELATED PARTY

Accounts Receivable due from Related Party as of September 30, 2022 consists solely of amounts earned by the Company not yet paid resulting from the Company’s license agreement with KCL Therapeutics (See Note 6).